Commitments and Contingencies	9 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 16 - Commitments and Contingencies

Lease Commitments

The total future minimum lease payments under the non-cancellable operating lease with respect to the office and the dormitory as of March 31, 2017 are payable as follows:

Year ending March 31, 2018	$29,952
Year ending March 31, 2019	59,903
$89,855

Employment Commitments

Mr. Chee Boon Chiew was appointed as the Chief Executive Officer of the Company and our director of the Company effective on December 1, 2017, and Mr. Yi Luo was appointed as the Chief Financial Officer of the Company effective on February 1, 2018. Under the Service Agreement, Mr. Chee Boon Chiew and Mr. Yi Luo will receive a monthly salary of $8,000 and $6,500, respectively, and the monthly salary of Mr. Chee Boon Chiew will be increased to $10,000 after 3 months’ probation.

Contingencies

In the ordinary course of business, the Company may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Company records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable. In the opinion of management, there were no pending or threatened claims and litigation as of March 31, 2017 and through the issuance date of these consolidated financial statements.